Nicholas Company, Inc. 700 North Water Street Milwaukee, WI 53202

February 5, 2007

VIA EDGAR

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

RE:	Nicholas Equity Income Fund, Inc. (the “Fund”)
Registration Nos. 033-69804/811-08062

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class N Registration Statement on Form N-1A which was filed electronically on January 30, 2007 as Amendment No. 27 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Marcia Y. Lucas of Michael Best & Friedrich LLP at (414) 270-2739.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May Nicholas Company, Inc.